Schedule of short-term bank loan (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Debt Instrument [Line Items]
Carrying amount		$ 984,708	$ 583,249	$ 1,274,311	$ 750,000
Secured Fixed Rate Bank Loans [Member]
Debt Instrument [Line Items]
Currency	[1]	SGD	SGD
Period	[1]	2025 - 2026	2025 - 2026
Interest rate	[1]		1.75%
Carrying amount		$ 579,553	$ 583,249 [1]	750,000	$ 750,000
Secured Fixed Rate Bank Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	[1]		1.75%
Invoice Financing [Member]
Debt Instrument [Line Items]
Currency		SGD
Period		2026 - 2026
Interest rate			0.25%
Carrying amount		$ 405,155		$ 524,311

[1]	The secured variable-rate bank loan is secured by a fixed deposit of S$1,000,000, included in restricted cash.